Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total assets, equity method investments, and capital expenditures by reporting segment
Total assets	$ 4,502,299	$ 4,069,832
Equity method investments	298,640	288,406
Capital expenditures	132,779	75,667	88,840
Retail [Member]
Total assets, equity method investments, and capital expenditures by reporting segment
Total assets	4,253,570	3,833,530
Equity method investments	49,911	52,104
Capital expenditures	132,779	75,667	88,840
PAG Investments [Member]
Total assets, equity method investments, and capital expenditures by reporting segment
Total assets	248,729	236,302
Equity method investments	248,729	236,302
Capital expenditures